Related Party Transactions - Schedule of Related Party Receivables and Payables (Parenthetical) (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Accrued compensation payable to management and directors related parties	$ 2,200,000	$ 400,000
Smackover Lithium
Disclosure of transactions between related parties [line items]
Accounts payable, related parties transaction	4,000,000	4,000,000	$ 4,000,000
Letter of credit payable to related parties		$ 0	$ 0
Amounts payable related to cash collateralized letter of credit	$ 700,000